Employee benefits - Summary of Group's Liabilities for Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	€ 6,883	€ 7,133
Interest cost	280	270
Current service cost	560	656
Benefits paid	(1,090)	(800)
Actuarial gains and losses	(39)	(236)
Exchange rate differences	30	(140)
Ending balance	6,624	6,883
Recognized in the consolidated income statement	827	910
Recognized in the other comprehensive income	(26)	(220)
Trattamento Fine Rapporto
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	5,571	5,677
Interest cost	172	171
Current service cost	408	481
Benefits paid	(934)	(570)
Actuarial gains and losses	(296)	(188)
Ending balance	4,921	5,571
Recognized in the consolidated income statement	580	652
Recognized in the other comprehensive income	(296)	(188)
Jubilee Benefits
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	238	228
Interest cost	8	6
Current service cost	29	30
Benefits paid	(22)	(10)
Actuarial gains and losses	(13)	(16)
Ending balance	240	238
Recognized in the consolidated income statement	24	20
Recognized in the other comprehensive income	0
Beneficio por Retiro / Terminacion
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	1,019	1,183
Interest cost	98	92
Current service cost	115	138
Benefits paid	(117)	(205)
Actuarial gains and losses	260	(49)
Exchange rate differences	30	(140)
Ending balance	1,405	1,019
Recognized in the consolidated income statement	213	230
Recognized in the other comprehensive income	260	(49)
Severance Payment Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	55	45
Interest cost	2	1
Current service cost	8	7
Benefits paid	(17)	(15)
Actuarial gains and losses	10	17
Ending balance	58	55
Recognized in the consolidated income statement	10	8
Recognized in the other comprehensive income	€ 10	€ 17